UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3274

Money Market Portfolio

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

TRAVELERS VARIABLE PRODUCTS

MONEY MARKET PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2004

MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2004

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 14.8%
$27,347,000	Federal Home Loan Bank mature 10/8/04 to 10/20/04	1.68% to 1.77%	$27,327,982
25,164,000	Federal National Mortgage Association mature 10/5/04 to 3/29/05	1.40 to 1.71	25,159,685

	TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES (Cost - $52,487,667)		52,487,667

COMMERCIAL PAPER - 75.7%
8,000,000	American Honda Finance Corp., matures 10/25/04	1.79	7,990,613
17,573,000	Atomium Funding Corp., mature 10/7/04 to 10/26/04	1.65 to 1.82	17,561,902
17,000,000	Canadian Imperial Bank of Commerce, matures 11/23/04	1.83	16,954,950
10,000,000	Caterpillar Financial Services Corp., matures 10/15/04	1.82	9,993,039
5,000,000	CIT Group Inc., matures 12/1/04	1.87	5,000,000
15,496,000	Cobbler Funding LLC, matures 10/25/04	1.84	15,477,302
15,359,000	Coca-Cola Co., mature 10/5/04 to 10/19/04	1.61 to 1.83	15,351,190
10,460,000	Coca-Cola Enterprises Inc., matures 10/6/04	1.68	10,457,588
5,982,000	Gemini Securitization Corp., matures 10/1/04	1.89	5,982,000
17,078,000	General Electric Capital Corp., matures 10/13/04	1.71	17,068,436
8,000,000	Hannover Funding Co. LLC, matures 10/19/04	1.84	7,992,760
9,960,000	ING US Funding LLC, matures 10/5/04	1.66	9,958,185
7,454,000	JPMorgan Chase & Co., matures 10/20/04	1.77	7,447,155
17,300,000	Morgan Stanley matures, 10/7/04	1.76	17,295,012
16,000,000	National Australia Funding Inc., matures 10/14/04	1.74	15,990,120
17,300,000	Pfizer Inc., matures 10/21/04	1.76	17,283,373
17,078,000	Private Export Funding Corp., matures 10/13/04	1.72	17,068,379
5,684,000	Prudential Funding LLC, matures 10/12/04	1.67	5,681,152
9,927,000	Regency Markets LLC, matures 10/20/04	1.82	9,917,622
10,000,000	Sheffield Receivable Funding Corp., matures 10/4/04	1.70	9,998,608
1,524,000	ST Germain Holdings Ltd., matures 10/13/04	1.65	1,523,177
12,986,000	UBS Finance Bank NY, matures 10/1/04	1.91	12,986,000
12,943,000	Victory Receivables Corp., matures 10/25/04	1.83	12,927,469

	TOTAL COMMERCIAL PAPER (Cost - $267,906,032)		267,906,032

CERTIFICATE OF DEPOSIT - 4.8%
17,000,000	Well Fargo Bank N.A. matures 10/22/04 (Cost - $17,000,000)	1.77	17,000,000

FOREIGN CERTIFICATE OF DEPOSIT - 4.8%
17,017,000	Toronto-Dominion Banking LLC matures 10/29/04 (Cost - $17,017,000)	1.78	17,017,000

	TOTAL INVESTMENTS - 100.1% (Cost - $354,410,699*)		354,410,699
	Liabilities in Excess of Other Assets - (0.1)%		(264,467)

	TOTAL NET ASSETS - 100.0%		$354,146,232

*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

1

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Money Market Portfolio (“Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines of if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transactions. Security transactions are accounted for on trade date.

2

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Money Market Portfolio

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date November 29, 2004